Deposits	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Deposits
7.	DEPOSITS
Long-term deposits are made up of the following:

	December 31, 2019	December 31, 2018
Deposits on equipment	$3,505	$—
Deposits on construction	1,500	—
Other long term deposits	1,341	789

Total	$6,346	$789